Employee Benefit Plan, Subsequent Event (Details) - Albemarle Corporation Retirement Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan		$ (190,346,083)
Subsequent Event
EBP, Subsequent Event [Line Items]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 65,318,334